RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD GWh Bcf MMBbls	Dec. 31, 2015 CAD GWh Bcf	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				CAD 509		CAD 610
Gross Derivative Instruments Presented on the Balance Sheet				(937)		(1,551)
Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				480		456
Gross Derivative Instruments Presented on the Balance Sheet				(486)		(630)
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				12		57
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(145)
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1		3
Gross Derivative Instruments Presented on the Balance Sheet				(2)		(2)
Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				16		94
Gross Derivative Instruments Presented on the Balance Sheet				(448)		(774)
Commodities | Power
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				479		509
Gross Derivative Instruments Presented on the Balance Sheet				(448)		(717)
Commodities | Power | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Power (in GWH) | GWh	86,887	70,331
Commodities | Power | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Power (in GWH) | GWh	58,561	54,382
Commodities | Natural Gas | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | Bcf	182	133
Commodities | Natural Gas | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | Bcf	147	70
Commodities | Liquids | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | MMBbls	6
Commodities | Liquids | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | MMBbls	6
Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				26		96
Gross Derivative Instruments Presented on the Balance Sheet				(486)		(828)
Notional or Principal Amount | $			$ 2,394		$ 1,476
Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				4		5
Gross Derivative Instruments Presented on the Balance Sheet				(3)		(6)
Notional or Principal Amount | $			$ 1,550		$ 1,100
Other current assets
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				376		442
Other current assets | Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				362		330
Other current assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				7		46
Other current assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1		1
Other current assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				6		65
Other current assets | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				357		372
Other current assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				351		326
Other current assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				6		46
Other current assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				16		67
Other current assets | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				10		2
Other current assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				6		65
Other current assets | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				3		3
Other current assets | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1		2
Other current assets | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1
Other current assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1		1
Intangible and other assets
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				133		168
Intangible and other assets | Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				118		126
Intangible and other assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				5		11
Intangible and other assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:						2
Intangible and other assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				10		29
Intangible and other assets | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				122		137
Intangible and other assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				118		126
Intangible and other assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				4		11
Intangible and other assets | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Intangible and other assets | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Intangible and other assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				10		29
Intangible and other assets | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Intangible and other assets | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Intangible and other assets | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Intangible and other assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				10		29
Intangible and other assets | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1		2
Intangible and other assets | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				1
Intangible and other assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:						2
Intangible and other assets | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:				0
Accounts payable and other
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(607)		(926)
Accounts payable and other | Total trading activity
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(368)		(499)
Accounts payable and other | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(113)
Accounts payable and other | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(1)
Accounts payable and other | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(237)		(313)
Accounts payable and other | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(330)		(555)
Accounts payable and other | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(330)		(443)
Accounts payable and other | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet						(112)
Accounts payable and other | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Accounts payable and other | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Accounts payable and other | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(275)		(367)
Accounts payable and other | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(38)		(54)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(237)		(313)
Accounts payable and other | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(2)		(4)
Accounts payable and other | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet						(2)
Accounts payable and other | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(1)
Accounts payable and other | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(1)
Accounts payable and other | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Other long-term liabilities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(330)		(625)
Other long-term liabilities | Total trading activity
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(118)		(131)
Other long-term liabilities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet						(32)
Other long-term liabilities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(1)
Other long-term liabilities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(211)		(461)
Other long-term liabilities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(118)		(162)
Other long-term liabilities | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(118)		(131)
Other long-term liabilities | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet						(31)
Other long-term liabilities | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Other long-term liabilities | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Other long-term liabilities | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(211)		(461)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(211)		(461)
Other long-term liabilities | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(2)
Other long-term liabilities | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0		(1)
Other long-term liabilities | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				(1)		(1)
Other long-term liabilities | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet				0
LMCI Restricted Investments
Derivatives, Fair Value [Line Items]
Net unrealized losses for the year ended December 31	CAD (28)	CAD 0
Other Restricted Investments
Derivatives, Fair Value [Line Items]
Net unrealized losses for the year ended December 31	CAD (1)	CAD 0
Fixed income securities | LMCI Restricted Investments
Derivatives, Fair Value [Line Items]
Fixed income securities (maturing within 5-10 years)				9
Fixed income securities (maturing after 10 years)				513		261
Fixed income securities				522		261
Fixed income securities | Other Restricted Investments
Derivatives, Fair Value [Line Items]
Fixed income securities (maturing within 1 year)				19		26
Fixed income securities (maturing within 1-5 years)				117		64
Fixed income securities				CAD 136		CAD 90